LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2022 BRL (R$)	Apr. 28, 2022 BRL (R$)	Apr. 28, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Mar. 31, 2018 BRL (R$)	Aug. 31, 2014 BRL (R$)
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition	R$ 1,765,206
Business combination	405,061			R$ 405,952
Liabilities for assets acquisitions and associates	2,170,267			405,952
Current	1,870,699			99,040
Non-current	299,568			306,912
Facepa
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination	42,987			40,863
Consideration paid					R$ 307,876
Cash transferred					R$ 267,876
VFFIP
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination	362,074			R$ 365,089
Consideration paid						R$ 528,941
Cash transferred						R$ 44,998
Vitex/Parkia
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition	R$ 1,765,206
Consideration paid		R$ 3,444,255	$ 667,000
Cash transferred		R$ 1,704,054	$ 330,000